Net financial expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net financial expense
Financial interest and amortized cost of the loan agreement with Kreos	€ (544)	€ (817)	€ (1,125)
Changes in fair value of convertible notes and derivative instruments	(1,856)	(10,080)	(1,867)
NEGMA financial indemnities	(1,695)
Other financial expenses	(166)	(231)	(51)
Transaction costs related to the issuance of convertible notes	(125)	(453)	(320)
Net financial income related to Negma returning to Biophytis damages paid	20	34
Other financial income	4	1	4
Amortization of the deferred day one losses	(54)
Foreign exchange gains (losses)	14	(29)	14
Net financial expense	€ (4,349)	€ (11,575)	€ (3,344)